Condensed Consolidated Statements of Stockholders’ Deficit - USD ($)		Total		Convertible Notes Payable	Bridge Loan	Revision Of Prior Period, Adjustment, Including Difference Due To Reverse Stock Split		Previously Reported		Adjusted, Including Difference Due To Reverse Stock Split, Beginning of Period	[2]	Public Placement	Private Placement	Potential shares from Pre-Paid Advance	Potential shares from Cable Car Note	Non-Redemption Extension Agreement	Early Investor Consideration	Settle Transaction Expenses	Common Stock		Common Stock Convertible Notes Payable	Common Stock Bridge Loan	Common Stock Revision Of Prior Period, Adjustment, Including Difference Due To Reverse Stock Split		Common Stock Previously Reported		Common Stock Adjusted, Including Difference Due To Reverse Stock Split, Beginning of Period [2]	Common Stock Public Placement	Common Stock Private Placement	Common Stock Potential shares from Pre-Paid Advance	Common Stock Potential shares from Cable Car Note	Common Stock Non-Redemption Extension Agreement	Common Stock Early Investor Consideration	Common Stock Settle Transaction Expenses	Additional Paid-in Capital		Additional Paid-in Capital Convertible Notes Payable	Additional Paid-in Capital Bridge Loan	Additional Paid-in Capital Revision Of Prior Period, Adjustment, Including Difference Due To Reverse Stock Split		Additional Paid-in Capital Previously Reported		Additional Paid-in Capital Adjusted, Including Difference Due To Reverse Stock Split, Beginning of Period	[2]	Additional Paid-in Capital Public Placement	Additional Paid-in Capital Private Placement	Additional Paid-in Capital Potential shares from Pre-Paid Advance	Additional Paid-in Capital Potential shares from Cable Car Note	Additional Paid-in Capital Non-Redemption Extension Agreement	Additional Paid-in Capital Early Investor Consideration	Additional Paid-in Capital Settle Transaction Expenses	Accumulated Deficit		Accumulated Deficit Revision Of Prior Period, Adjustment, Including Difference Due To Reverse Stock Split	Accumulated Deficit Previously Reported		Accumulated Deficit Adjusted, Including Difference Due To Reverse Stock Split, Beginning of Period	[2]
Common stock, shares, outstanding (in shares)	[1]																		9,193,347
Total stockholders’ deficit	[1]							$ (1,507,577)																	$ 919																$ 10,162,698														$ (11,671,194)
Stock-based compensation		$ 709,394																																	$ 709,394
Net loss		(6,098,951)																																																		$ (6,098,951)
Issuance of common stock (in shares)	[1]																		29,844
Issuance of common stock	[1]	1,026,550																	$ 3																1,026,547
Conversion of a note payable/bridge loan (in shares)	[1]																		11,428
Conversion of a note payable/bridge loan	[1]	$ 402,000																	$ 1																401,999
Common stock, shares, outstanding (in shares)		3,200,449																	3,200,449	[1]			(6,113,591)	[2]	9,314,040	[2],[3]	3,200,449
Total stockholders’ deficit		$ (5,312,079)	[1]			$ 0	[2]	(5,312,079)	[2],[3]	$ (5,312,079)									$ 320	[1]			$ (611)	[2]	$ 931	[2],[3]	$ 320								12,457,746	[1]			$ 611	[2]	$ 12,457,135	[2],[3]	$ 12,457,746									(17,770,145)	[1]		$ (17,770,145)	[2],[3]	$ (17,770,145)
Net loss		(1,877,464)						(5,547,464)
Stock-based compensation		166,187																																	166,187
Net loss		(5,496,958)						$ (9,166,958)																																												(5,496,958)
Issuance of common stock (in shares)	[2]																													333,334	60,000	142,492	50,000	514,735
Issuance of common stock	[2]													$ 1,866,284	$ 446,333	$ 1,508,993	$ 529,500	$ 5,439,857												$ 33	$ 6	$ 15	$ 5	$ 52													$ 1,866,251	$ 446,327	$ 1,508,978	$ 529,495	$ 5,439,805
Merger recapitalization (in shares)	[2]																		2,632,873
Merger recapitalization	[2]	(12,939,165)																	$ 263																(12,939,428)
Issuance of common stock pursuant to a subscription agreement (in shares)	[2]																		66,667
Issuance of common stock pursuant to a subscription agreement	[2]	706,000																	$ 7																705,993
Conversion of a note payable/bridge loan (in shares)	[2]																				119,756	33,334
Conversion of a note payable/bridge loan	[2]			$ 3,233,388	$ 200,000																$ 12	$ 3															$ 3,233,376	$ 199,997
Net exercise of warrants (in shares)	[2]																		1,865
Net exercise of warrants	[2]	0																	$ 0																0
Deemed dividend related to modification of equity classified warrants		0																																	5,185,502																	(5,185,502)
Stock-based compensation		289,795																																	289,795
Net loss		(8,984,880)																																																		(8,984,880)
Issuance of common stock (in shares)	[3]																													333,334		142,492	50,000	514,735
Issuance of common stock	[3]													$ 1,866,284		$ 1,508,993	$ 529,500	$ 5,439,857												$ 33		$ 15	$ 5	$ 52													$ 1,866,251		$ 1,508,978	$ 529,495	$ 5,439,805
Merger recapitalization (in shares)	[3]																		2,632,873
Merger recapitalization	[3]	(12,939,165)																	$ 263																(12,939,428)
Issuance of common stock pursuant to a subscription agreement (in shares)	[3]																		66,667
Issuance of common stock pursuant to a subscription agreement	[3]	706,000																	$ 7																705,993
Conversion of a note payable/bridge loan (in shares)	[3]																				119,756	33,334
Conversion of a note payable/bridge loan	[3]			$ 3,233,388	$ 200,000																$ 12	$ 3															$ 3,233,376	$ 199,997
Net exercise of warrants (in shares)	[3]																		1,865
Net exercise of warrants	[3]	0
Deemed dividend related to modification of equity classified warrants		0																																	5,185,502																	(5,185,502)
Common stock, shares, outstanding (in shares)																			7,155,505
Total stockholders’ deficit		(6,159,369)																	$ 716																18,673,026																	(24,833,111)
Stock-based compensation		127,203																																	127,203
Net loss		(3,619,494)																																																		(3,619,494)
Common stock, shares, outstanding (in shares)	[2]																		7,155,505
Total stockholders’ deficit	[2]	$ (9,651,660)																	$ 716																18,800,229																	(28,452,605)
Common stock, shares, outstanding (in shares)		8,931,104																	8,931,104	[3]			8,931,104
Total stockholders’ deficit		$ (9,538,284)	[3]			$ (9,538,284)													$ 893	[3]			$ 893												22,401,350	[3]			$ 22,401,350													(31,940,527)	[3]	$ (31,940,527)
Repurchase of Yorkville warrant		(5,000,000)																																	(5,000,000)
Exercised (in shares)																			33,333									77,039
Exercised, value		74,839										$ 531,622							$ 3									$ 8							74,836										$ 531,614
Stock-based compensation		518,721																																	518,721
Net loss		(19,694,921)																																																		(19,694,921)
Issuance of common stock (in shares)																			295,000										330,091
Issuance of common stock		366,210											$ 298,730						$ 30										$ 33						366,180											$ 298,697
Reclassification of warrant liability upon warrant modification		22,986,128																																	22,986,128
Issuance of warrants related to private placements													$ 380,511																																	$ 380,511
Common stock, shares, outstanding (in shares)																			9,556,195
Total stockholders’ deficit		(324,294)																	$ 956																46,752,792																	(47,078,042)
Repurchase of Yorkville warrant		(5,000,000)																																	(5,000,000)
Exercised (in shares)																			33,333									77,039
Exercised, value		74,839										$ 531,622							$ 3									$ 8							74,836										$ 531,614
Stock-based compensation		198,795																																	198,795
Net loss		$ (4,557,406)																																																		(4,557,406)
Common stock, shares, outstanding (in shares)		9,666,567																	9,666,567
Total stockholders’ deficit		$ (9,076,444)																	$ 967																$ 42,558,037																	$ (51,635,448)

[1]	Amounts for the years ended December 31, 2024 and 2023 differ from those published in prior consolidated financial statements as they were retrospectively adjusted as a result of the Reverse Stock Split (as described below in Note 1, The Company and Summary of Significant Accounting Policies). Specifically, the number of common shares outstanding during periods before the Reverse Stock Split are divided by the exchange ratio of 3:1, such that each three shares of common stock were combined and reconstituted into one share of common stock effective October 23, 2025.
[2]	Share amounts as of July 1, 2025 and prior to that date differ from those published in prior condensed consolidated financial statements as they were retrospectively adjusted as a result of the Reverse Stock Split (as described below in Note 1, The Company and Summary of Significant Accounting Policies). Specifically, the number of shares of common stock outstanding during periods before the Reverse Stock Split are divided by the exchange ratio of 3:1, such that each three shares of common stock were combined and reconstituted into one share of common stock effective October 23, 2025.
[3]	Amounts for the years ended December 31, 2024 and 2023 differ from those published in prior consolidated financial statements as they were retrospectively adjusted as a result of the Reverse Stock Split (as described below in Note 1, The Company and Summary of Significant Accounting Policies). Specifically, the number of common shares outstanding during periods before the Reverse Stock Split are divided by the exchange ratio of 3:1, such that each three shares of common stock were combined and reconstituted into one share of common stock effective October 23, 2025.